Cover	May 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2022
Entity File Number	333-198808
Entity Registrant Name	MU YAN TECHNOLOGY GROUP CO., LIMITED
Entity Central Index Key	0001617351
Entity Tax Identification Number	47-1549749
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 1703B, Zhongzhou Building,
Entity Address, Address Line Two	No. 3088, Jintian Road, Futian District
Entity Address, City or Town	Shenzhen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	+86
Local Phone Number	0755 8325-7679
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable